UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12b-25
                           NOTIFICATION OF LATE FILING

Commission File Number: 000-50117                       Cusip Number: 63008A 107
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(Check One):  [X] Form 10-K and Form 10-KSB   [ ] Form 10-Q and Form 10-QSB
              [ ] Form 20-F  [ ] Form 11-K    [ ] Form N-SAR

For Period Ended: June 30, 2004
                 ------------------------
[ ] Transition Report on Form 10-K    [ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K    [ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR

For the Transition Period Ended:

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

                       Nano Superlattice Technology, Inc.
                       ----------------------------------
                             Full Name of Registrant

                            Wigwam Development, Inc.
                            ------------------------
                            Former Name if Applicable

          No. 666, Jhensing Rd., Gueishan Township, Taoyuan County 333
          ------------------------------------------------------------
            Address of Principal Executive Office (Street and Number)

                                  Taiwan, ROC
                            -------------------------
                            City, State and Zip Code

PART II - RULES 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[X] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why the Form 10-K and Form 10-KSB, 11-K, 20-F, 10-Q and Form 10-QSB, N-SAR, or other transition report or portion thereof, could not be filed within the prescribed period.

     During the year ended June 30, 2004, the Company underwent a change in control. The Company's new management was unable to complete the required financial statements within the prescribed time period without unreasonable effort or expense.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

           Mitchell S. Nussbaum, Esq.     212              407-4159
           -------------------------------------------------------------
           (Name)                     (Area Code)     (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), been filed. If answer is no,
     identify report(s).                                          [X] YES [ ] NO

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statement to be included in the subject report or portion thereof?
                                                                  [X] YES [ ] NO

If so, attach an explanation of the anticipated change, both narratively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                       Nano Superlattice Technology, Inc.
                  --------------------------------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: September 29, 2004            By: /s/ Alice Hwang
                                       --------------------------------
                                    Name:  Alice Hwang
                                    Title: President and Chief Executive Officer

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                                    ATTENTION
        INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL
                   CRIMINAL VIOLATIONS (SEE 18 U.S.C. 1001).
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
PART IV - OTHER INFORMATION

     On May 26, 2004, the Company completed a share exchange (the "Exchange") with the stockholders of Nano Superlattice Technology Inc., a British Virgin Islands company ("Nano-BVI"), pursuant to the terms of a Share Exchange Agreement, dated as of May 26, 2004. In the Exchange, the Company acquired all of the issued and outstanding stock of Nano-BVI from its shareholders. As a result of this stock acquisition, Nano-BVI became a wholly owned subsidiary of the Company. The shares of Nano-BVI stock represent the Company's most significant asset. Nano-BVI conducts its business operations in Taiwan and generates revenue from such operations. Prior to this acquisition, the Company had minimal cash and had not developed any income-generating assets. For the year ended June 30, 2004, the Company will be consolidating its financial statements with its wholly-owned subsidiary, Nano-BVI, which will result in a significant change to the Company's earnings statement as compared to the corresponding period in the last fiscal year, primarily because the Company did not previously have any revenue.